SCHEDULE 1 (CONDENSED STATEMENTS OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,716,378	$ 13,054,652
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash used in operating activities	(8,767,390)	(20,143,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(32,982)	(162,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		440,955
Treasury stock purchased	96,608
Net cash provided by financing activities	8,159,102	7,668,492
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(641,270)	(12,637,120)
Effect of exchange rate changes on cash	1,069,773	1,882,399
Cash and cash equivalents at beginning of period	1,568,261	12,322,982
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,996,764	1,568,261
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,468,511	11,653,698
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Equity in earnings of subsidiaries	(2,942,190)	(11,382,044)
Net cash used in operating activities	(473,679)	271,654
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		0
Treasury stock purchased	96,609	0
Net cash provided by financing activities	(96,609)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(570,288)	271,654
Effect of exchange rate changes on cash	2	0
Cash and cash equivalents at beginning of period	616,654	345,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 46,368	$ 616,654